LOANS, Credit Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 348,679	$ 308,492
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	339,011	294,643
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,729	7,670
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,939	6,179
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	213,322	180,617
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	208,599	173,236
Commercial Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,381	4,308
Commercial Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,342	3,073
Commercial Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Residential ADC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	7,242	2,463
Commercial Real Estate [Member] | Residential ADC [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	7,242	2,463
Commercial Real Estate [Member] | Residential ADC [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Residential ADC [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Residential ADC [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Residential ADC [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Commercial ADC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	24,364	24,583
Commercial Real Estate [Member] | Commercial ADC [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	23,883	21,832
Commercial Real Estate [Member] | Commercial ADC [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	477	1,729
Commercial Real Estate [Member] | Commercial ADC [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4	1,022
Commercial Real Estate [Member] | Commercial ADC [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Commercial ADC [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,392	3,826
Commercial Real Estate [Member] | Farmland [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,392	3,783
Commercial Real Estate [Member] | Farmland [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Farmland [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	43
Commercial Real Estate [Member] | Farmland [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Farmland [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	11,967	11,980
Commercial Real Estate [Member] | Multifamily [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	11,967	11,827
Commercial Real Estate [Member] | Multifamily [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Multifamily [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	153
Commercial Real Estate [Member] | Multifamily [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Multifamily [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	84,808	69,686
Commercial Real Estate [Member] | Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	81,584	66,820
Commercial Real Estate [Member] | Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,049	1,303
Commercial Real Estate [Member] | Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,175	1,563
Commercial Real Estate [Member] | Owner Occupied [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Owner Occupied [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	79,549	68,079
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	78,531	66,511
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	855	1,276
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	163	292
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	48,867	43,780
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	47,315	41,763
Commercial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,130	442
Commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	422	1,575
Commercial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	47,032	41,935
Commercial [Member] | Commercial and Industrial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	45,480	39,918
Commercial [Member] | Commercial and Industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,130	442
Commercial [Member] | Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	422	1,575
Commercial [Member] | Commercial and Industrial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial [Member] | Commercial and Industrial [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	415	209
Commercial [Member] | Agricultural [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	415	209
Commercial [Member] | Agricultural [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial [Member] | Agricultural [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial [Member] | Agricultural [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial [Member] | Agricultural [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,420	1,636
Commercial [Member] | Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,420	1,636
Commercial [Member] | Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial [Member] | Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial [Member] | Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial [Member] | Other [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	49,059	44,698
Residential Mortgage [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	47,496	42,259
Residential Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	513	1,174
Residential Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,050	1,265
Residential Mortgage [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Residential Mortgage [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Residential Mortgage [Member] | First Lien, Closed-End [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	47,936	43,811
Residential Mortgage [Member] | First Lien, Closed-End [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	47,257	41,822
Residential Mortgage [Member] | First Lien, Closed-End [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	513	1,174
Residential Mortgage [Member] | First Lien, Closed-End [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	166	815
Residential Mortgage [Member] | First Lien, Closed-End [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Residential Mortgage [Member] | First Lien, Closed-End [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Residential Mortgage [Member] | Junior Lien, Closed-End [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,123	887
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	239	437
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	884	450
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Home Equity Lines [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	33,672	35,119
Home Equity Lines [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	32,005	33,274
Home Equity Lines [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,543	1,579
Home Equity Lines [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	124	266
Home Equity Lines [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Home Equity Lines [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Consumer - Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,759	4,278
Consumer - Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,596	4,111
Consumer - Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	162	167
Consumer - Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1	0
Consumer - Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Consumer - Other [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 0	$ 0